Bank deposits, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Bank deposits, net
Short-term bank deposits, net	¥ 2,310,486	$ 330,395	¥ 2,179,886
Long-term bank deposits, net	433,618	$ 62,007	727,448
Total	2,744,104		2,907,334
Allowance for credit losses	¥ 1,168		¥ 1,607